STATEMENT OF CASH FLOWS	11 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (15,294,860)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(201,441)
Unrealized gain on marketable securities held in Trust Account	(8,012)
Change in fair value of warrant liability	12,406,208
Transaction costs incurred in connection with warrant liability	671,901
Changes in operating assets and liabilities:
Prepaid expenses	(65,973)
Accrued expenses	1,630,832
Net cash used in operating activities	(861,345)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(276,000,000)
Net cash provided by (used in) investing activities	(276,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000
Proceeds from sale of Private Placement Warrants	7,520,000
Proceeds from promissory note - related party	150,000
Repayment of promissory note - related party	(150,000)
Payment of offering costs	(671,828)
Net cash provided by financing activities	277,353,172
Net Change in Cash	491,827
Cash - Beginning of period	0
Cash - End of period	491,827
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	276,000,000
Change in value of Class A common stock subject to possible redemption	33,447
Deferred underwriting fee payable	9,660,000
Initial classification of warrant liability	$ 17,695,600